REVENUE AND MAJOR CUSTOMER (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF REVENUES EARNED

Revenues earned are comprised of the following for the years ended:

	December 31, 2025	December 31, 2024	December 31, 2023
	$	$	$
Lease and service	469,684	2,333,604	1,579,905
Sale of products	64,200	2,452,107	1,905,242
	533,884	4,785,711	3,485,147